Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Anfield Dynamic Fixed Income ETF | Anfield Dynamic Fixed Income ETF
Prospectus [Line Items]
Annual Return [Percent]	1.24%	6.47%	(12.07%)	(2.84%)